Loss on Digital Assets (Details Narrative) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended
	May 06, 2026	Jun. 30, 2026	Jun. 30, 2025	May 06, 2026	Jun. 30, 2025
LossOnDigitalAssetsLineItems [Line Items]
Cost basis of digital assets		$ 600,000
Digital asset realized loss		191,000
Unrealized digital asset gains or losses	$ 0	(21,000)	$ 0	$ 0	$ 0
Maximum [Member]
LossOnDigitalAssetsLineItems [Line Items]
Unrealized digital asset gains or losses		$ 100,000